Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.4%
AGL Energy Ltd.	950,591	$6,557,157
AMP Ltd.	5,267,908	4,537,154
Ampol Ltd.	380,110	7,513,634
APA Group	635,770	4,925,739
ASX Ltd.	103,857	5,854,773
Aurizon Holdings Ltd.	2,918,901	8,455,145
AusNet Services	2,897,374	4,241,156
Australia & New Zealand Banking Group Ltd.	4,314,381	95,780,190
BHP Group Ltd.	4,474,488	164,866,403
BHP Group PLC	3,207,938	97,025,716
Cochlear Ltd.	35,257	6,059,626
Commonwealth Bank of Australia	2,694,683	185,337,487
Dexus	1,658,193	13,026,462
Fortescue Metals Group Ltd.	2,576,089	44,951,846
GPT Group (The)	2,965,553	10,583,227
Insurance Australia Group Ltd.	3,701,436	14,009,956
Mirvac Group	5,983,168	12,432,370
National Australia Bank Ltd.	4,997,747	102,921,201
Oil Search Ltd.	3,005,167	8,821,098
Origin Energy Ltd.	2,680,365	8,613,064
Qantas Airways Ltd.(a)	723,829	2,767,653
QBE Insurance Group Ltd.	789,836	6,015,674
Rio Tinto Ltd.	563,887	52,769,859
Santos Ltd.	952,143	5,133,671
Scentre Group	7,864,359	16,523,524
South32 Ltd.	3,701,988	8,235,651
Stockland	3,623,288	13,098,427
Suncorp Group Ltd.	1,939,814	15,748,284
Tabcorp Holdings Ltd.	3,381,470	12,981,724
Telstra Corp. Ltd.	6,314,422	16,534,982
Transurban Group	2,071,158	22,670,104
Vicinity Centres	5,916,054	7,243,222
Westpac Banking Corp.	5,485,953	105,855,871
Woodside Petroleum Ltd.	1,459,340	25,769,331

		1,117,861,381

Austria — 0.3%
Erste Group Bank AG(a)	423,927	15,105,566
OMV AG	223,648	11,041,015
Raiffeisen Bank International AG	227,753	4,987,134
voestalpine AG	177,471	7,712,387

		38,846,102

Belgium — 1.3%
Ageas SA/NV	265,703	16,107,806
Anheuser-Busch InBev SA/NV	1,157,388	81,965,680
Etablissements Franz Colruyt NV	43,297	2,571,125
Groupe Bruxelles Lambert SA	171,231	18,753,509
KBC Group NV(a)	377,874	29,394,643
Proximus SADP	234,222	4,999,086
Solvay SA	112,264	14,298,168

		168,090,017

Denmark — 0.5%
AP Moller - Maersk A/S, Class A	4,833	11,382,993
Carlsberg A/S, Class B	157,196	27,621,548
Danske Bank A/S	1,057,190	20,202,064
Tryg A/S	512,912	11,752,478

		70,959,083

Security	Shares	Value

Finland — 1.4%
Elisa OYJ	108,833	$6,182,510
Fortum OYJ	676,807	17,802,070
Kone OYJ, Class B	180,403	14,189,827
Nordea Bank Abp	4,922,924	51,210,170
Orion OYJ, Class B	161,695	7,168,900
Sampo OYJ, Class A	714,240	33,970,772
Stora Enso OYJ, Class R	881,536	16,904,801
UPM-Kymmene OYJ	810,755	31,768,364
Wartsila OYJ Abp	678,145	8,763,525

		187,960,939

France — 11.6%
Aeroports de Paris(a)	16,483	2,117,166
Airbus SE(a)	580,662	69,858,133
Amundi SA(a)(b)	92,634	8,263,097
Arkema SA	104,789	13,119,076
Atos SE(a)	75,892	5,172,733
AXA SA	2,938,035	83,203,351
BNP Paribas SA(a)	1,708,537	109,809,150
Bollore SA	1,357,525	6,863,590
Bouygues SA	345,574	14,826,307
Capgemini SE	244,804	44,911,514
Carrefour SA	929,685	18,023,983
Cie. de Saint-Gobain(a)	777,846	49,159,465
Cie. Generale des Etablissements Michelin SCA	257,775	37,345,744
CNP Assurances	265,268	4,651,035
Covivio	79,459	7,097,432
Credit Agricole SA(a)	1,743,375	27,014,135
Danone SA	938,696	66,252,014
Electricite de France SA(a)	948,642	13,840,736
Engie SA(a)	2,778,853	41,379,905
Gecina SA	69,788	10,219,910
Klepierre SA	298,726	7,932,914
Natixis SA(a)	1,412,669	6,911,118
Orange SA	3,033,591	37,796,501
Pernod Ricard SA	318,230	65,392,639
Publicis Groupe SA	337,653	21,892,290
Renault SA(a)	291,634	11,769,585
Sanofi	1,721,035	180,804,360
Schneider Electric SE	818,272	131,029,431
SCOR SE(a)	241,667	7,828,621
SES SA	589,170	4,471,066
Societe Generale SA(a)	1,231,560	35,091,995
Sodexo SA(a)	134,473	13,452,108
Suez SA	525,864	12,572,073
Thales SA	161,742	16,507,087
TOTAL SE	3,828,373	169,711,480
Unibail-Rodamco-Westfield(a)	209,915	17,332,392
Veolia Environnement SA	816,057	26,022,959
Vinci SA	790,723	87,001,109
Vivendi SE	1,259,295	43,962,228
Wendel SE	41,136	5,481,809

		1,536,092,241

Germany — 10.5%
Allianz SE, Registered	626,240	163,136,929
Aroundtown SA	766,656	5,910,253
BASF SE	1,395,120	112,657,171
Bayer AG, Registered	1,492,268	96,681,803
Bayerische Motoren Werke AG	502,966	50,496,224
Brenntag SE	234,531	21,084,280

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Commerzbank AG(a)	1,531,651	$10,124,311
Continental AG(a)	166,748	22,610,361
Covestro AG(b)	278,671	18,255,954
Daimler AG, Registered	1,297,680	115,676,968
Deutsche Bank AG, Registered(a)	1,048,114	14,643,514
Deutsche Lufthansa AG, Registered(a)(c)	304,400	3,934,796
Deutsche Post AG, Registered	1,505,696	88,733,696
Deutsche Telekom AG, Registered	5,053,770	97,339,627
E.ON SE	3,413,059	41,193,218
Evonik Industries AG	320,245	11,226,075
Fresenius Medical Care AG & Co. KGaA	324,749	25,864,110
Fresenius SE & Co. KGaA	636,488	31,322,421
Hannover Rueck SE	90,618	16,777,414
HeidelbergCement AG	225,564	20,696,312
Henkel AG & Co. KGaA	158,036	15,733,153
HOCHTIEF AG	19,966	1,874,254
LANXESS AG	126,977	9,357,775
MTU Aero Engines AG	28,361	7,166,188
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	212,815	61,651,312
Rational AG(c)	2,640	2,204,282
RWE AG	976,724	37,084,102
Siemens AG, Registered	1,161,972	194,178,850
Telefonica Deutschland Holding AG	1,620,721	4,717,575
Uniper SE	307,258	11,222,071
United Internet AG, Registered(d)	164,096	6,915,830
Volkswagen AG	49,500	15,743,172
Vonovia SE	816,639	53,714,932

		1,389,928,933

Hong Kong — 3.1%
ASM Pacific Technology Ltd.	471,300	7,148,218
Bank of East Asia Ltd. (The)	2,088,800	4,389,066
BOC Hong Kong Holdings Ltd.	5,643,000	19,907,453
CK Asset Holdings Ltd.	3,916,000	24,579,463
CK Hutchison Holdings Ltd.	4,106,000	33,675,454
CK Infrastructure Holdings Ltd.	1,016,000	6,226,668
CLP Holdings Ltd.	2,507,000	24,741,246
Hang Lung Properties Ltd.	3,113,088	8,497,327
Hang Seng Bank Ltd.(c)	1,146,300	22,507,291
Henderson Land Development Co. Ltd.	2,200,794	9,789,996
HK Electric Investments & HK Electric Investments Ltd.	4,209,500	4,216,627
HKT Trust & HKT Ltd.	5,729,000	8,320,377
Hong Kong & China Gas Co. Ltd.	16,250,000	26,069,127
Hongkong Land Holdings Ltd.	1,783,100	8,826,345
Jardine Matheson Holdings Ltd.	328,900	22,115,236
Link REIT	3,127,600	29,577,270
MTR Corp. Ltd.	2,327,500	12,975,756
New World Development Co. Ltd.	2,412,250	12,764,953
PCCW Ltd.	6,681,000	3,870,874
Power Assets Holdings Ltd.	2,150,500	13,221,110
Sands China Ltd.(a)	3,625,200	17,223,183
Sino Land Co. Ltd.	4,920,000	7,310,145
SJM Holdings Ltd.	3,076,000	3,992,105
Sun Hung Kai Properties Ltd.	1,967,500	29,714,460
Swire Pacific Ltd., Class A	703,500	5,692,781
Swire Properties Ltd.	1,830,200	5,466,906
WH Group Ltd.(b)	14,692,000	12,844,162
Wharf Real Estate Investment Co. Ltd.	2,534,419	14,586,162
Wynn Macau Ltd.(a)	2,436,400	4,686,561
Xinyi Glass Holdings Ltd.	2,662,000	9,442,451

		414,378,773

Security	Shares	Value

Ireland — 0.7%
CRH PLC	1,192,835	$56,331,706
Flutter Entertainment PLC(a)	86,461	17,678,281
Smurfit Kappa Group PLC	372,457	19,082,355

		93,092,342

Israel — 0.6%
Azrieli Group Ltd.	65,395	4,607,199
Bank Hapoalim BM(a)	1,722,728	13,756,966
Bank Leumi Le-Israel BM	2,204,039	15,548,249
Check Point Software Technologies Ltd.(a)(c)	85,178	9,949,642
Elbit Systems Ltd.	40,544	5,586,543
ICL Group Ltd.	1,079,648	6,940,559
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	1,158,062	5,241,602
Mizrahi Tefahot Bank Ltd.	215,352	6,075,418
Teva Pharmaceutical Industries Ltd., ADR(a)	1,669,146	17,859,862

		85,566,042

Italy — 2.8%
Assicurazioni Generali SpA(a)	1,675,934	33,661,800
Enel SpA	12,353,907	122,943,759
Eni SpA	3,827,578	45,753,837
Intesa Sanpaolo SpA(a)	25,087,278	70,094,332
Mediobanca Banca di Credito Finanziario SpA(a)	946,695	10,714,812
Poste Italiane SpA(b)	796,601	10,452,533
Snam SpA	3,069,408	17,292,377
Telecom Italia SpA/Milano	12,794,415	7,027,893
Tenaris SA	723,087	7,797,508
Terna Rete Elettrica Nazionale SpA	2,146,607	15,840,440
UniCredit SpA	3,217,482	33,162,371

		374,741,662

Japan — 23.4%
ABC-Mart Inc.	51,100	2,734,870
Aeon Mall Co. Ltd.	143,000	2,268,533
AGC Inc.	303,400	13,823,082
Air Water Inc.	268,100	4,439,513
Aisin Corp.	249,100	9,594,355
Ajinomoto Co. Inc.	250,300	5,006,916
Alfresa Holdings Corp.	271,700	4,864,525
Amada Co. Ltd.	497,800	5,387,653
ANA Holdings Inc.(a)	151,400	3,469,713
Asahi Group Holdings Ltd.	690,100	28,821,248
Asahi Kasei Corp.	1,892,700	19,939,107
Bank of Kyoto Ltd. (The)	83,800	4,492,640
Bridgestone Corp.	816,200	32,683,842
Brother Industries Ltd.	329,100	6,958,054
Calbee Inc.	53,500	1,281,886
Canon Inc.	1,513,800	36,049,782
Casio Computer Co. Ltd.	304,200	5,374,047
Central Japan Railway Co.	218,500	31,953,913
Chiba Bank Ltd. (The)	843,500	5,262,952
Chubu Electric Power Co. Inc.	991,900	11,983,020
Chugoku Electric Power Co. Inc. (The)	445,200	4,969,068
Concordia Financial Group Ltd.	1,568,100	5,881,899
Dai Nippon Printing Co. Ltd.	373,800	7,424,361
Dai-ichi Life Holdings Inc.	1,639,600	29,482,950
Daiichi Sankyo Co. Ltd.	904,400	23,059,904
Daito Trust Construction Co. Ltd.	101,500	10,790,266

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa House Industry Co. Ltd.	857,400	$25,375,683
Daiwa House REIT Investment Corp.	3,071	8,234,848
Daiwa Securities Group Inc.	2,232,800	11,890,699
Dentsu Group Inc.	323,400	9,941,210
Disco Corp.	15,000	4,857,966
East Japan Railway Co.	455,700	31,180,461
ENEOS Holdings Inc.	4,699,950	20,260,889
Fuji Electric Co. Ltd.	191,500	8,716,093
FUJIFILM Holdings Corp.	547,700	35,511,183
Fujitsu Ltd.	299,000	47,610,768
Fukuoka Financial Group Inc.	257,800	4,386,881
GLP J-REIT	6,224	10,431,698
Hakuhodo DY Holdings Inc.	365,500	6,156,036
Hankyu Hanshin Holdings Inc.	345,800	10,882,869
Hino Motors Ltd.	440,700	3,689,131
Hirose Electric Co. Ltd.	35,590	5,668,743
Hisamitsu Pharmaceutical Co. Inc.	51,400	2,990,751
Hitachi Construction Machinery Co. Ltd.	165,100	5,067,568
Hitachi Ltd.	951,800	46,856,373
Hitachi Metals Ltd.(a)	174,400	3,382,535
Honda Motor Co. Ltd.	2,476,500	73,226,733
Hulic Co. Ltd.	173,400	1,973,465
Idemitsu Kosan Co. Ltd.	294,783	7,057,748
Iida Group Holdings Co. Ltd.	209,200	5,096,744
Inpex Corp.	805,300	5,496,124
Isuzu Motors Ltd.	858,300	8,684,688
ITOCHU Corp.	1,017,400	31,721,323
Japan Airlines Co. Ltd.(a)	204,200	4,336,016
Japan Airport Terminal Co. Ltd.	28,500	1,280,225
Japan Metropolitan Fund Invest	10,564	10,408,882
Japan Post Bank Co. Ltd.	627,200	5,732,334
Japan Post Holdings Co. Ltd.	2,384,500	20,017,540
Japan Post Insurance Co. Ltd.	331,000	6,377,439
Japan Real Estate Investment Corp.	1,992	12,356,031
Japan Tobacco Inc.	1,818,900	34,013,372
JFE Holdings Inc.	752,100	9,894,514
JSR Corp.	311,900	9,601,972
Kajima Corp.	688,300	9,508,559
Kansai Electric Power Co. Inc. (The)	1,075,500	10,646,274
KDDI Corp.	2,444,600	73,938,499
Keihan Holdings Co. Ltd.	68,900	2,511,930
Keikyu Corp.	177,100	2,265,091
Keio Corp.	58,300	3,786,926
Keisei Electric Railway Co. Ltd.	100,400	3,132,190
Kintetsu Group Holdings Co. Ltd.(a)	128,700	4,609,675
Koito Manufacturing Co. Ltd.	155,000	9,656,923
Komatsu Ltd.	1,327,700	38,930,319
Kubota Corp.	1,559,800	36,674,315
Kuraray Co. Ltd.	494,100	5,365,690
Kurita Water Industries Ltd.	149,600	6,897,983
Kyocera Corp.	493,800	29,983,538
Kyowa Kirin Co. Ltd.	260,800	7,921,467
Kyushu Electric Power Co. Inc.	600,400	5,481,901
Kyushu Railway Co.	238,100	5,341,212
Lawson Inc.	70,700	3,169,388
Lixil Corp.	393,900	10,670,490
Makita Corp.	122,300	5,499,332
Marubeni Corp.	2,518,400	20,934,250
Marui Group Co. Ltd.	273,600	5,121,317
Mazda Motor Corp.(a)	896,800	6,941,062

Security	Shares	Value

Japan (continued)
Medipal Holdings Corp.	267,700	$4,917,813
MEIJI Holdings Co. Ltd.	180,700	11,191,977
Mitsubishi Chemical Holdings Corp.	1,976,500	14,710,057
Mitsubishi Corp.	2,028,000	56,031,838
Mitsubishi Electric Corp.	2,772,800	42,668,218
Mitsubishi Estate Co. Ltd.	1,783,800	29,301,614
Mitsubishi Gas Chemical Co. Inc.	245,600	5,677,976
Mitsubishi HC Capital Inc.	1,005,100	5,756,302
Mitsubishi Heavy Industries Ltd.	495,100	14,707,376
Mitsubishi UFJ Financial Group Inc.	18,536,900	98,022,306
Mitsui & Co. Ltd.	2,475,500	52,168,833
Mitsui Chemicals Inc.	268,400	8,446,969
Mitsui Fudosan Co. Ltd.	1,391,000	30,160,285
Mizuho Financial Group Inc.	3,659,320	51,388,831
MS&AD Insurance Group Holdings Inc.	676,408	19,152,672
Nagoya Railroad Co. Ltd.(a)	135,400	3,104,272
NGK Insulators Ltd.	386,500	7,040,131
NGK Spark Plug Co. Ltd.	241,400	4,028,302
NH Foods Ltd.	125,700	5,606,217
Nippon Building Fund Inc.	2,268	14,897,983
Nippon Express Co. Ltd.	110,500	8,441,288
Nippon Prologis REIT Inc.	1,586	5,092,960
Nippon Sanso Holdings Corp.	240,000	4,509,949
Nippon Steel Corp.	1,216,500	21,223,782
Nippon Telegraph & Telephone Corp.	1,955,700	49,292,837
Nippon Yusen KK	241,300	9,470,537
Nissan Motor Co. Ltd.(a)	3,554,500	17,810,710
Nisshin Seifun Group Inc.	307,330	4,954,169
Nitto Denko Corp.	245,100	20,315,685
Nomura Holdings Inc.	4,770,800	25,616,235
Nomura Real Estate Holdings Inc.	181,800	4,474,105
Nomura Real Estate Master Fund Inc.	6,396	10,111,420
NSK Ltd.	556,500	5,121,806
Obayashi Corp.	998,600	9,108,496
Odakyu Electric Railway Co. Ltd.	209,400	5,661,013
Oji Holdings Corp.	1,345,300	8,480,048
Omron Corp.	139,200	10,557,321
ORIX Corp.	1,978,900	31,818,460
Orix JREIT Inc.	3,903	6,884,391
Osaka Gas Co. Ltd.	574,300	11,075,654
Otsuka Holdings Co. Ltd.	589,200	22,645,160
Panasonic Corp.	3,349,500	39,499,616
PeptiDream Inc.(a)	68,100	2,918,883
Pola Orbis Holdings Inc.	133,800	3,467,869
Resona Holdings Inc.	3,205,300	13,166,641
Ricoh Co. Ltd.	1,042,600	11,083,676
Rinnai Corp.	17,300	1,737,834
Rohm Co. Ltd.	47,900	4,745,959
SBI Holdings Inc.	368,000	10,403,184
Secom Co. Ltd.	112,500	9,341,293
Sega Sammy Holdings Inc.	258,700	3,713,465
Seibu Holdings Inc.(a)	118,100	1,270,624
Seiko Epson Corp.	432,600	7,353,468
Sekisui Chemical Co. Ltd.	554,200	9,643,552
Sekisui House Ltd.	941,600	19,029,270
Seven & i Holdings Co. Ltd.	1,144,500	49,201,825
Shimamura Co. Ltd.	36,300	3,593,303
Shimizu Corp.	860,600	7,046,677
Shinsei Bank Ltd.(a)	243,100	3,538,467
Shionogi & Co. Ltd.	399,000	20,978,482

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shizuoka Bank Ltd. (The)	660,600	$5,058,526
Softbank Corp.	4,349,400	56,085,991
SoftBank Group Corp.	1,544,100	139,640,716
Sompo Holdings Inc.	508,000	18,869,036
Stanley Electric Co. Ltd.	194,500	5,569,599
Subaru Corp.	934,000	17,324,779
SUMCO Corp.	390,200	10,109,752
Sumitomo Chemical Co. Ltd.	1,134,400	5,780,713
Sumitomo Corp.	1,806,400	24,591,036
Sumitomo Dainippon Pharma Co. Ltd.	263,900	4,575,184
Sumitomo Electric Industries Ltd.	1,141,500	16,980,733
Sumitomo Metal Mining Co. Ltd.	347,800	14,760,937
Sumitomo Mitsui Financial Group Inc.	1,979,100	68,839,835
Sumitomo Mitsui Trust Holdings Inc.	510,105	17,360,510
Sumitomo Realty & Development Co. Ltd.	468,200	15,587,391
Suntory Beverage & Food Ltd.	107,100	3,615,562
Suzuken Co. Ltd.	103,860	3,738,979
Suzuki Motor Corp.	276,300	10,482,742
T&D Holdings Inc.	819,600	10,040,203
Taiheiyo Cement Corp.	180,600	4,525,533
Taisei Corp.	301,200	11,105,036
Taisho Pharmaceutical Holdings Co. Ltd.	56,700	3,340,634
Teijin Ltd.	263,200	4,329,478
Tobu Railway Co. Ltd.	102,400	2,632,487
Toho Gas Co. Ltd.	73,400	4,076,099
Tohoku Electric Power Co. Inc.	669,200	5,895,792
Tokio Marine Holdings Inc.	957,900	45,833,374
Tokyo Century Corp.	64,500	3,983,121
Tokyo Electric Power Co. Holdings Inc.(a)	2,270,700	6,709,996
Tokyo Gas Co. Ltd.	574,600	11,633,409
Tokyu Corp.	758,400	9,748,429
Tokyu Fudosan Holdings Corp.	966,900	5,369,455
Toppan Printing Co. Ltd.	390,400	6,653,998
Toray Industries Inc.	2,128,300	13,224,842
Tosoh Corp.	388,500	6,888,184
TOTO Ltd.	108,800	5,643,804
Toyo Suisan Kaisha Ltd.	65,600	2,673,693
Toyota Industries Corp.	222,100	17,779,379
Toyota Motor Corp.	3,220,916	239,480,210
Toyota Tsusho Corp.	320,000	13,525,456
Trend Micro Inc.	67,700	3,220,713
United Urban Investment Corp.	4,472	6,685,191
USS Co. Ltd.	205,100	3,717,150
West Japan Railway Co.	249,600	13,774,184
Yamada Holdings Co. Ltd.	1,145,200	5,699,545
Yamaha Corp.	67,900	3,696,126
Yamaha Motor Co. Ltd.	432,400	10,795,660
Yamazaki Baking Co. Ltd.	122,700	1,943,129
Yokogawa Electric Corp.	333,800	6,058,819

		3,100,389,201

Malta — 0.0%
BGP Holdings PLC(e)	2,256,851	27

Netherlands — 3.8%
ABN AMRO Bank NV, CVA(a)(b)	647,445	8,376,928
Aegon NV	2,720,587	12,661,311
ArcelorMittal SA(a)	382,077	11,153,646
EXOR NV	165,725	13,629,820
Heineken Holding NV	174,290	17,330,326
Heineken NV	196,890	22,857,834

Security	Shares	Value

Netherlands (continued)
ING Groep NV	5,924,943	$75,817,885
Koninklijke Ahold Delhaize NV	1,673,927	45,117,479
Koninklijke KPN NV	5,413,234	18,676,144
Koninklijke Vopak NV	107,989	4,952,890
NN Group NV	450,112	22,524,483
Randstad NV	118,205	8,549,092
Royal Dutch Shell PLC, Class A	6,229,204	117,726,450
Royal Dutch Shell PLC, Class B	5,629,170	101,242,383
Stellantis NV	1,553,051	25,844,829

		506,461,500

New Zealand — 0.3%
Auckland International Airport Ltd.(a)	1,904,351	10,370,764
Mercury NZ Ltd.	1,043,683	5,196,968
Meridian Energy Ltd.	1,949,686	7,456,137
Ryman Healthcare Ltd.	400,984	4,082,549
Spark New Zealand Ltd.	2,797,774	8,832,574

		35,938,992

Norway — 1.0%
DNB ASA	1,433,808	30,899,993
Equinor ASA	1,477,981	30,153,075
Gjensidige Forsikring ASA	305,775	6,972,518
Mowi ASA	669,406	16,565,546
Norsk Hydro ASA	2,055,754	13,153,738
Orkla ASA	376,409	3,849,174
Telenor ASA	1,059,650	18,933,709
Yara International ASA	264,776	13,853,558

		134,381,311

Portugal — 0.2%
EDP - Energias de Portugal SA	4,219,827	23,478,958
Galp Energia SGPS SA	763,991	8,838,241

		32,317,199

Singapore — 1.1%
CapitaLand Integrated Commercial Trust	2,453,339	3,964,731
CapitaLand Ltd.	3,997,000	11,176,218
City Developments Ltd.	693,200	4,111,055
Keppel Corp. Ltd.	2,234,400	9,102,862
Mapletree Commercial Trust	2,158,700	3,553,482
Oversea-Chinese Banking Corp. Ltd.	5,090,600	46,681,690
Singapore Airlines Ltd.(a)	729,300	2,773,796
Singapore Telecommunications Ltd.	12,329,600	23,168,972
Suntec REIT	3,058,800	3,517,712
United Overseas Bank Ltd.	1,790,300	35,781,778

		143,832,296

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	375,011	12,247,516
Banco Bilbao Vizcaya Argentaria SA	10,197,070	57,331,460
Banco Santander SA	26,445,420	102,349,486
CaixaBank SA	6,915,852	22,203,576
Enagas SA	186,158	4,060,637
Endesa SA	496,753	13,072,086
Iberdrola SA	9,298,586	125,760,487
Naturgy Energy Group SA	458,688	11,777,753
Red Electrica Corp. SA	342,244	6,293,196
Repsol SA	2,325,204	27,817,255
Telefonica SA	7,727,812	35,848,099

		418,761,551

Sweden — 1.5%
Alfa Laval AB	240,307	8,139,305

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Boliden AB	416,497	$16,244,651
ICA Gruppen AB	153,586	7,083,764
Industrivarden AB, Class A	107,512	4,129,722
L E Lundbergforetagen AB, Class B	41,783	2,390,636
Lundin Energy AB	276,668	8,873,531
Securitas AB, Class B	477,217	8,152,322
Skandinaviska Enskilda Banken AB, Class A	2,456,581	31,565,210
Skanska AB, Class B	516,080	14,013,183
SKF AB, Class B	579,638	14,984,935
Svenska Handelsbanken AB, Class A	2,353,924	27,331,491
Swedbank AB, Class A	1,370,057	24,099,847
Tele2 AB, Class B	767,110	9,920,288
Telia Co. AB	3,742,777	15,509,790

		192,438,675

Switzerland — 6.0%
ABB Ltd., Registered	1,813,946	58,969,902
Adecco Group AG, Registered	238,713	16,185,529
Baloise Holding AG, Registered	71,700	12,138,019
Banque Cantonale Vaudoise, Registered	46,182	4,714,154
Chocoladefabriken Lindt & Spruengli AG, Registered	49	4,846,006
Clariant AG, Registered	153,187	3,210,536
Coca-Cola HBC AG	305,281	10,575,379
Credit Suisse Group AG, Registered	2,483,518	25,993,819
EMS-Chemie Holding AG, Registered	4,439	4,149,167
Julius Baer Group Ltd.	342,369	21,592,089
LafargeHolcim Ltd., Registered	793,704	48,994,611
Novartis AG, Registered	3,372,568	288,279,591
SGS SA, Registered	4,520	13,380,845
Swatch Group AG (The), Bearer	44,703	13,704,247
Swatch Group AG (The), Registered	85,602	5,138,654
Swiss Life Holding AG, Registered	46,451	22,658,900
Swiss Prime Site AG, Registered	118,085	11,490,646
Swiss Re AG	283,490	26,383,018
Swisscom AG, Registered	39,135	21,252,745
UBS Group AG, Registered	5,560,359	84,894,468
Zurich Insurance Group AG	228,556	93,898,288

		792,450,613

United Kingdom — 16.3%
3i Group PLC	1,478,051	26,235,315
Admiral Group PLC	293,604	12,719,685
Anglo American PLC	1,863,279	79,199,986
Antofagasta PLC	599,163	15,475,657
Associated British Foods PLC(a)	540,379	17,268,043
Aviva PLC	5,965,707	33,064,073
BAE Systems PLC	4,893,717	34,298,082
Barclays PLC	26,360,878	64,053,938
Barratt Developments PLC	1,544,404	16,507,719
Berkeley Group Holdings PLC	191,261	12,252,784
BP PLC	15,392,600	64,574,857
British American Tobacco PLC	3,484,628	129,396,949
British Land Co. PLC (The)	1,339,449	9,613,909
BT Group PLC(a)	13,579,377	31,012,802
Coca-Cola European Partners PLC	311,027	17,672,554
DCC PLC	149,680	13,022,933
Direct Line Insurance Group PLC	2,057,737	8,122,616
Evraz PLC	768,867	6,838,575
GlaxoSmithKline PLC	7,620,765	141,345,683
Hargreaves Lansdown PLC	500,827	11,923,363
HSBC Holdings PLC	30,935,513	193,942,318

Security	Shares	Value

United Kingdom (continued)
Imperial Brands PLC	1,437,608	$30,005,899
Informa PLC(a)	2,279,407	17,742,776
J Sainsbury PLC	2,712,042	8,925,539
Johnson Matthey PLC	294,179	13,237,436
Kingfisher PLC(a)	3,207,811	15,869,039
Land Securities Group PLC	1,074,049	10,718,838
Legal & General Group PLC	9,069,431	34,205,503
Lloyds Banking Group PLC	107,384,441	67,552,392
M&G PLC	3,955,658	11,901,105
Melrose Industries PLC	4,806,388	10,840,486
Mondi PLC	736,269	20,031,244
National Grid PLC	5,346,985	67,413,279
Natwest Group PLC	7,323,118	19,933,722
Next PLC(a)	71,138	7,684,515
Ocado Group PLC(a)	369,379	10,724,560
Pearson PLC	1,144,922	13,157,181
Persimmon PLC	486,093	21,078,998
Phoenix Group Holdings PLC	828,752	8,162,953
Prudential PLC	3,962,611	84,189,354
Reckitt Benckiser Group PLC	379,323	33,880,129
Rio Tinto PLC	1,704,328	143,377,098
Rolls-Royce Holdings PLC(a)	6,309,514	9,139,437
RSA Insurance Group PLC	1,579,684	14,925,129
Sage Group PLC (The)	587,391	5,188,679
Schroders PLC	187,147	9,348,851
Segro PLC	1,808,743	25,180,699
Severn Trent PLC	363,470	12,465,320
Smiths Group PLC	602,275	13,554,723
SSE PLC	1,586,647	32,248,923
Standard Chartered PLC	2,643,761	19,019,547
Standard Life Aberdeen PLC	3,336,128	12,817,831
Taylor Wimpey PLC	5,536,825	13,768,162
Tesco PLC	11,774,273	36,027,590
Unilever PLC	3,993,459	233,965,820
United Utilities Group PLC	1,036,221	13,890,770
Vodafone Group PLC	40,754,153	77,191,025
Whitbread PLC(a)	306,778	13,778,879
Wm Morrison Supermarkets PLC	3,665,580	8,823,202
WPP PLC	1,862,044	25,151,887

		2,165,660,361

Total Common Stocks — 98.0% (Cost: $12,250,991,529)		13,000,149,241

Preferred Stocks

Germany — 1.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	87,642	7,195,333
Fuchs Petrolub SE, Preference Shares, NVS	54,874	2,928,981
Henkel AG & Co. KGaA, Preference Shares, NVS	270,671	31,136,665
Porsche Automobil Holding SE, Preference Shares, NVS	117,251	12,361,629
Volkswagen AG, Preference Shares, NVS	281,900	73,537,389

		127,159,997

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	9,281,846	5,452,660

Total Preferred Stocks — 1.0% (Cost: $103,567,845)		132,612,657

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(c)	2,459,542	$27

Total Rights — 0.0% (Cost: $0)		27

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	17,035,209	17,043,726
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	4,210,000	4,210,000

		21,253,726

Total Short-Term Investments — 0.2% (Cost: $21,243,182)		21,253,726

Total Investments in Securities — 99.2% (Cost: $12,375,802,556)		13,154,015,651

Other Assets, Less Liabilities — 0.8%		104,788,951

Net Assets — 100.0%		$13,258,804,602

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$87,204,128	$—		$(70,123,532	)(a)	$(19,816)	$(17,054)	$17,043,726	17,035,209	$445,876	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,030,000	2,180,000	(a)	—		—	—	4,210,000	4,210,000	1,166		—

						$(19,816)	$(17,054)	$21,253,726		$447,042		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	896	06/18/21	$42,442	$725,352
FTSE 100 Index	525	06/18/21	50,300	1,093,753
TOPIX Index	172	06/10/21	29,926	(498,010)

				$1,321,095

6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Value ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$13,000,149,214	$—	$27	$13,000,149,241
Preferred Stocks	132,612,657	—	—	132,612,657
Rights	—	27	—	27
Money Market Funds	21,253,726	—	—	21,253,726

	$13,154,015,597	$27	$27	$13,154,015,651

Derivative financial instruments(a)
Assets
Futures Contracts	$1,819,105	$—	$—	$1,819,105
Liabilities
Futures Contracts	(498,010)	—	—	(498,010)

	$1,321,095	$—	$—	$1,321,095

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

7